Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of the income tax benefit

	For the Year Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Current income tax provision	$9,627	$247,862	$197,977
Deferred income tax benefit	(106,431)	(155,839)	(92,025)
Total	$(96,804)	$92,023	$105,952

Schedule of deferred tax assets

	As of March 31, 2019	As of March 31, 2018
Allowance for doubtful accounts	$129,742	$42,207

Deferred revenue	83,876	44,149
Net operating loss carry-forwards	402,876	233,918
Total deferred tax asset	616,494	320,274
Valuation allowance	(213,028)	(2,892)
Deferred tax assets, net	$403,466	$317,382

Schedule of effective tax rate
	For the Years Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Statutory PRC income tax rate	25%	25.0%	25.0%
Favorable tax rate impact (a)	(11.1)%	(15.3)%	(10.3)%
Permanent difference	(1.6)%	(2.8)%	-
Change in valuation allowance	(3.6)%	0.2%	-
Effective tax rate	8.7%	7.1%	14.7%

(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.

Schedule of taxes payable
	As of March 31, 2019	As of March 31, 2018
Income tax payable	$285,821	$444,064
Value added tax payable	24,584	11,819
Other taxes payable	8,279	23,973
Total	$318,685	$479,856